Major Customers and Geographic Information - Schedule of Revenues by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total	$ 28,032	$ 26,182	$ 12,821
Operating Segments [Member] | North America [Member]
Total	11,686	14,446	1,553
Operating Segments [Member] | Israel [Member]
Total	10,446	6,363	7,358
Operating Segments [Member] | Asia [Member]
Total	3,093	4,372	2,499
Operating Segments [Member] | South America [Member]
Total	1,206	514	1,289
Operating Segments [Member] | Europe [Member]
Total	1,601	281	122
Operating Segments [Member] | Australia [Member]
Total		$ 206